Consolidated Statements of Cash Flows - USD ($) $ in Thousands	12 Months Ended
	Dec. 31, 2022	Dec. 31, 2021		Dec. 31, 2020
Cash flows from operating activities:
Net loss	$ (36,641)	$ (96,305)		$ (21,529)
Adjustments to reconcile net loss to net cash used in operating activities:
Depreciation expense	14,326	10,728	[1]	3,031	[1]
Operating lease expense	2,015	548		298
Deferred tax expense (benefit)	1,601	(1,619)		(38)
Stock-based compensation	8,368	10,881		1,732
Interest expense	1,693	9,703		43
Change in fair value of financial instruments	(58,311)	(17,983)	[2]	(9,637)	[2]
Loss on debt extinguishment	0	37,216	[2]	9,240	[2]
Expenses related to Merger	9,859	0		0
Foreign exchange differences	(4,578)	(2,385)		(1,507)
Loss on disposal of property and equipment and right of use assets	996	579		372
Bad debt expense	1,736	1,794		0
Changes in operating assets and liabilities:
Accounts receivable	(1,928)	(4,691)		(221)
Prepaid expenses and other current assets	(1,855)	21		(14)
Accounts payable	(3,202)	1,421		6,474
Contract liabilities	1,006	480		455
Accrued expenses and other liabilities	(1,562)	21,622		497
Operating lease liabilities	(1,985)	(449)		(370)
Net cash used in operating activities	(68,462)	(28,439)		(11,174)
Cash flows from investing activities:
Acquisitions of property and equipment	(27,252)	(11,233)		(15,787)
Equity investment in OS	(3,653)	0		0
Other	53	3		14
Net cash used in investing activities	(30,852)	(11,230)		(15,773)
Cash flows from financing activities:
Proceeds from issuance of redeemable Series X preferred stock	0	20,332		0
Proceeds from issuance of debt	0	7,513		17,348
Repurchase of stock	(8,603)	0		0
Proceeds from exercise of Public Warrants	5,291	0		0
Proceeds from sale of common stock	167,504	0		0
Proceeds from exercise of stock options	144	791		802
Net cash provided by financing activities	164,336	28,636		18,150
Net increase in cash, cash equivalents and restricted cash	65,022	(11,033)		(8,797)
Effect of foreign exchange rate changes	4,237	2,299		1,507
Cash, cash equivalents and restricted cash - beginning of period	8,533	17,267		24,557
Cash, cash equivalents and restricted cash - end of period	$ 77,792	$ 8,533		$ 17,267

[1]	Under IFRS, certain development expenditures may be capitalized. Under U.S. GAAP, all of our costs relating to R&D activities are expensed as incurred.
[2]	Under IFRS, the redeemable Series X preferred shares and convertible notes contained conversion features that resulted in a bifurcated derivative component with changes in fair value recognized as gain or (loss). Under U.S. GAAP, the conversion features did not result in a material bifurcated embedded derivative, resulting in the elimination of the change in fair value of financial instruments, reduction in interest expense and preferred dividends expense, and increase in the gain (loss) on extinguishment of debt. Under IFRS, it was determined that the redeemable Series X preferred shares should be classified as a liability since there is a contractual obligation to deliver cash or another financial asset and certain conversion events being beyond our control. Under U.S. GAAP, it was determined that the redeemable Series X preferred shares should be classified as mezzanine equity since the shares are redeemable based on events outside of our control. Under IFRS, it was determined that the Columbia Warrant should be classified as equity since settlement would only occur by exchanging a fixed amount of cash for a fixed number of our own equity instruments. Changes in fair value are not recognized. Under U.S. GAAP, it was determined that the Columbia Warrant should be classified as a liability since the number and type of shares received could be different pre- and post- Merger. The Columbia Warrant is recorded at fair value with changes recognized in the Consolidated Statement of Operations and Comprehensive Loss. Additionally, the resulting gain (loss) on extinguishment of the amended convertible notes differed under IFRS versus U.S. GAAP.